Borrowings and Debentures - Long-term Borrowings (Detail) ₩ in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 KRW (₩)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 394,187		₩ 2,028,924
Less current installments	(41,065)		(49,663)
Long-term borrowings, excluding current installments	₩ 353,122		1,979,261
Korea Development Bank long-term borrowings with 2.32% interest due December 20, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 20, 2021
Korea Development Bank long term borrowings with 2.78 % interest due Dec. 21, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 21, 2022
Long-term borrowings			12,500
Credit Agricole CIB [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 14, 2023
Export Kreditnamnden long-term borrowings with 1.70% interest due April 29, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	1.70%	1.70%
Maturity	Apr. 29, 2022
Shinhan Bank and others long term borrowings with 3.20% due october 5 2025 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	3.20%	3.20%
Maturity	Oct. 5, 2025
UBS
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	0.00%	0.00%
Maturity	Mar. 28, 2025
FAE
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	0.00%	0.00%
Maturity	May 7, 2025
Korean Development Bank Long Term Borrowings With 1.87% Due Feb. 10, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	1.87%	1.87%
Maturity	Feb. 10, 2026
Mizhuo Bank Long Term Borrowings With 1.35% Due May 20, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	1.35%	1.35%
Maturity	May 20, 2024
DBS Bank Limited Long Term Borrowings With 1.32% Due May 28, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	1.32%	1.32%
Maturity	May 28, 2024
Gross amount [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings | $		$ 394,246		$ 2,044,710
Gross amount [member] | Korea Development Bank longterm borrowings with 2.2 % interest due Jul. 30, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	3M CD + 0.61
Gross amount [member] | Korea Development Bank long term borrowings with 2.2 % interest due Jul. 30, 2019 two [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	3M CD + 0.71
Gross amount [member] | Korea Development Bank long-term borrowings with 2.32% interest due December 20, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings			12,250
Gross amount [member] | Korea Development Bank long term borrowings with 2.78 % interest due Dec. 21, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings			25,000
Gross amount [member] | Credit Agricole CIB [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 25,000		37,500
Borrowings, interest rate basis	3M CD + 0.82
Gross amount [member] | Export Kreditnamnden long-term borrowings with 1.70% interest due April 29, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 6,746	$ 5,690,000,000	18,726	$ 17,211,000,000
Gross amount [member] | Shinhan Bank and others long term borrowings with 3.20% due october 5 2025 [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings						₩ 1,950,000
Gross amount [member] | UBS
Disclosure of detailed information about borrowings [line items]
Long-term borrowings			617		SFr 500
Gross amount [member] | FAE
Disclosure of detailed information about borrowings [line items]
Long-term borrowings			617		SFr 500
Gross amount [member] | Korean Development Bank Long Term Borrowings With 1.87% Due Feb. 10, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	50,000
Gross amount [member] | Mizhuo Bank Long Term Borrowings With 1.35% Due May 20, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	100,000
Gross amount [member] | DBS Bank Limited Long Term Borrowings With 1.32% Due May 28, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	200,000
Present value discount [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 59		₩ 15,786